Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2023 segments
Significant Accounting Policies [LIne Items]
Reportable segment (in segments)	1
Vehicles [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	4 years
Bottom of range [member] | Computer Equipment [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	1 year
Bottom of range [member] | Office Equipment [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	4 years
Top of range [member] | Computer Equipment [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	3 years
Top of range [member] | Office Equipment [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	5 years